UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number:	811-08167

Exact name of registrant as specified in charter:	Dryden Small-Cap Core Equity Fund, Inc. (formerly known as Dryden Tax-Managed Small-Cap Fund, Inc.)

Address of principal executive offices:	Gateway Center 3 100 Mulberry Street Newark, New Jersey 07102

Name and address of agent for service:	Marguerite E. H. Morrison Gateway Center 3 100 Mulberry Street Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7525

Date of fiscal year end:	October 31, 2003

Date of reporting period:	October 31, 2003

Item 1 – Reports to Stockholders

[SHAREHOLDER REPORT TO BE INSERTED HERE IN THE EDGAR VERSION]

Dryden Small-Cap Core Equity Fund, Inc.

Formerly known as Dryden Tax-Managed Small-Cap Fund, Inc.

OCTOBER 31, 2003	ANNUAL REPORT

FUND TYPE

Small-capitalization stock

OBJECTIVE

Long-term capital appreciation

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

JennisonDryden is a service mark of The Prudential Insurance Company of America.

Dear Shareholder,

December 16, 2003

As you may know, the mutual fund industry recently has been the subject of much media attention. There has been press coverage of Prudential, and recently, administrative complaints were filed against Prudential Securities* and some of its former brokers and branch managers in Massachusetts. As president of your Fund, I’d like to provide you with an update on the issues as they pertain to JennisonDryden mutual funds.

State and federal authorities have requested information regarding trading practices from many mutual fund companies across the nation. Our fund family has been cooperating with inquiries it has received, and at the same time, Prudential Financial, Inc. has been conducting its own internal review. This review encompasses the policies, systems, and procedures of our fund family, Prudential Financial’s investment units and its proprietary distribution channels, including the former Prudential Securities. The review also includes mutual fund trading activity by investment professionals who manage our funds.

Market timing

Prudential Investments LLC, the Fund’s investment manager, has actively discouraged disruptive market timing, and for years, our mutual fund prospectuses have identified and addressed this issue. Prudential Investments has established operating policies and procedures that are designed to detect and deter frequent trading activities that would be disruptive to the management of our mutual fund portfolios, and has rejected numerous orders placed by market timers in the past.

* Prudential Investments LLC, the manager of JennisonDryden mutual funds, and Prudential Investment Management Services LLC, the distributor of the funds, are part of the Investment Management segment of Prudential Financial, Inc. and are separate legal entities from the entity formerly known as Prudential Securities Incorporated, a retail brokerage firm. In February 2003, Prudential Financial and Wachovia Corporation announced they were combining their retail brokerage forces. The transaction was completed in July 2003. Wachovia Corporation has a 62% interest in the new firm, which is now known as Wachovia Securities LLC, and Prudential Financial owns the remaining 38%.

Late trading

The Securities and Exchange Commission requires that orders to purchase or redeem mutual fund shares be received either by the fund or by an intermediary (such as a broker, financial adviser, or 401(k) record keeper) before the time at which the fund calculates its net asset value (normally 4:00 p.m., Eastern time) if they are to receive that day’s price. The policies of our mutual funds do not make and have not made allowances for the practice known as “late trading”.

For more than 40 years we have offered investors quality investment products, financial guidance, and responsive customer service. Today we remain committed to this heritage and to the highest ethical principles in our investment practices.

Sincerely,

Judy A. Rice, President

Dryden Small-Cap Core Equity Fund, Inc.

Dryden Small-Cap Core Equity Fund, Inc.	1

Your Fund’s Performance

Fund Objective

The investment objective of the Dryden Small-Cap Core Equity Fund, Inc. (the Fund) is long-term capital appreciation. There can be no assurance that the Fund will achieve its investment objective.

Cumulative Total Returns[1] as of 10/31/03
	One Year	Five Years	Since Inception[2]
Class A	35.29%	53.94%	26.66%

Class B	34.27	48.24	20.98

Class C	34.27	48.24	20.98

Class Z	35.62	55.97	28.52

S&P Small Cap 600 Index[3]	33.58	68.78	50.12

Lipper Small-Cap Core Funds Avg.[4]	38.95	71.59	45.56

Average Annual Total Returns[1] as of 9/30/03
	One Year	Five Years	Since Inception[2]
Class A	20.76%	6.77%	1.63%

Class B	21.30	6.91	1.59

Class B—Return After Taxes on Distribution	21.30	6.78	1.48

Class B—Return After Taxes on Distribution and Sale of Fund Shares	13.85	5.59	1.22

Class C	24.05	6.85	1.57

Class Z	27.34	8.14	2.77

S&P SmallCap 600 Index[3]	26.86	10.20	5.61

Lipper Small-Cap Core Funds Avg.[4]	32.01	9.89	4.55

Past performance is not indicative of future results. Principal value and investment return will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. 1Source: Prudential Investments LLC and Lipper Inc. The cumulative total returns do not take into account applicable sales charges. The average annual total returns take into account applicable sales charges. Without the distribution and service (12b-1) fee waiver of 0.05% for Class A shares annually, the returns would have been lower. The Fund charges a maximum front-end sales charge of 5% for Class A shares in most circumstances, and a 12b-1 fee of up to 0.30% annually. In some circumstances, Class A shares may not be subject to a front-end sales charge, but may be subject to a 1% contingent deferred sales charge (CDSC) for the first year. Class B shares are subject to a declining CDSC of 5%, 4%, 3%, 2%, 1%, and 1% for the first six years respectively after purchase, and a 12b-1 fee of 1% annually. Approximately seven years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. Class C shares are subject to a front-end sales charge of 1%, a CDSC of 1% for shares redeemed within 18 months of purchase, and a 12b-1 fee of 1% annually. Class Z shares are not subject to a sales charge or 12b-1 fee. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class B shares. After-tax returns for other share classes will vary due to differing sales charges and expenses. Past performance, before and after taxes, does not mean that the Fund will achieve similar results in the future. 2Inception date: 11/10/97. 3The Standard & Poor’s SmallCap 600 Index (S&P SmallCap 600 Index) is an unmanaged, capital-weighted index of

2	Visit our website at www.jennisondryden.com

600 smaller-company U.S. common stocks that cover all industry sectors. It gives a broad look at how small-cap stock prices in the U.S. have performed. 4The Lipper Small-Cap Core Funds Average (Lipper Average) represents returns based on an average return of all funds in the Lipper Small-Cap Core Funds category for the periods noted. Funds in the Lipper Small-Cap Core Funds category invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) less than 250% of the dollar-weighted median of the smallest 500 of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Small-cap core funds have wide latitude in the companies in which they invest. These funds typically have an average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P SmallCap 600 Index. Investors cannot invest directly in an index. The returns for the S&P SmallCap 600 Index and the Lipper Average would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

Five Largest Holdings expressed as a percentage of net assets as of 10/31/03
Harman International Industries, Inc., Household Durables	1.4%

Ryland Group, Inc., Household Durables	1.1

INAMED Corp., Healthcare Equipment & Supplies	1.0

SCP Pool Corp., Leisure Equipment & Products	0.9

Pacific Sunwear of California, Inc., Specialty Retail	0.9

Holdings are subject to change.

Five Largest Industries expressed as a percentage of net assets as of 10/31/03
Commercial Services & Supplies	6.8%

Banking	6.1

Healthcare Equipment & Supplies	5.4

Specialty Retail	5.3

Household Durables	5.0

Industry weightings are subject to change.

Dryden Small-Cap Core Equity Fund, Inc.	3

Investment Adviser’s Report

Our quantitative tax-managed investment discipline

Quantitative methods. We use quantitative methods to select individual securities. This means that we rate the attractiveness of a stock with formulas that include its price, the company’s earnings, earnings growth, and a number of other variables. Our security selections are based upon objective data rather than judgments about companies’ business prospects. Usually, stocks of both fast- and slow-growing companies (the latter are often called value stocks) are represented in the Fund’s portfolio. We have found that no single group of selection criteria identifies winners and losers equally well within each style. Therefore, we apply different selection criteria to growth and value stocks.

We strive to keep the Fund’s return (before the deduction of Fund expenses) within a range of about plus or minus two percentage points of the return of the S&P SmallCap 600 Index. We construct a portfolio that satisfies our risk control and tax management objectives while emphasizing highly rated stocks. We incorporate risk controls to limit the Fund’s deviations from the S&P 600 universe on many factors—such as industry profile or market capitalization (the value of the overall equity in the firm)—that can affect stock returns.

Tax management. We seek to reduce your tax liability while increasing the value of your investment. Changes in the market value of stocks in the Fund affect its net asset value and return, but have no tax consequences until the gain or loss is “locked in” by the sale of the shares. This is called “realizing” the gain or loss. We review our portfolio daily for stocks that have fallen in value. When appropriate, we may sell some of these shares to realize capital losses and search for stocks with a similar risk profile to purchase as substitutes. We try to maintain a tax-loss carry-forward—a net realized loss that can be subtracted from future gains.

Analysis of the period’s return

Over the Fund’s reporting period, the Fund’s Class A shares registered a 35.29% total return, 1.71 percentage points above the 33.58% return of the S&P SmallCap 600 Index, its benchmark.

Although most of the Fund’s holdings are constituents of the S&P SmallCap 600 Index, we occasionally look outside of the Index for investment opportunities. Doing so benefited the Fund during this reporting period, as the Fund’s non-benchmark stocks rose by more than 40%, on average.

4	Visit our website at www.jennisondryden.com

We normally attempt to keep exposure to “value” and “growth” styles relatively close to the benchmark, but we allow some flexibility. During this reporting period, the Fund slightly emphasized value stocks, which were among the stronger performers. However, most of the Fund’s outperformance came from selecting among the stocks of companies with high earning growth rates. When selecting growth stocks, we tend to emphasize companies with “good news” concerning future prospects. Among such stocks, we held shares of companies with rising earnings estimates, such as Fred’s (+108%), INAMED (+223%), ITT Educational Services (+128%), and Ryland Group (+114%).

We normally de-emphasize stocks in companies that are widely expected to lose money. While we believe that this policy adds to long-run performance, it worked against us during this reporting period. Stocks of money-losing companies became severely depressed during the recent recession, but as evidence surfaced that the economy was on the road to recovery, these stocks rebounded strongly. The Fund’s modest underweighting of the smallest stocks in the S&P SmallCap 600 Index also mildly reduced performance because these were among the Index’s best performers.

Dryden Small-Cap Core Equity Fund Management Team

Note: The numbers in parentheses represent the securities’ returns over the full reporting period. The portfolio’s position may have varied in size during that period. The Portfolio of Investments following this report shows the size of the Fund’s positions at period-end.

Dryden Small-Cap Core Equity Fund, Inc.	5

Portfolio of Investments

as of October 31, 2003

Shares	Description	Value (Note 1)

LONG-TERM INVESTMENTS 100.0%

COMMON STOCKS

CONSUMER DISCRETIONARY 22.7%

Auto & Truck 2.0%

1,200	Coachmen Industries, Inc.	$18,708
100	Dura Automotive Systems, Inc. (Class A)(a)	966
14,000	Oshkosh Truck Corp.	641,620
22,200	Pep Boys - Manny, Moe & Jack	426,906
1,600	Thor Industries, Inc.	102,592
12,000	Tower Automotive, Inc.(a)	47,760
22,200	Wabash National Corp.(a)(b)	512,154
400	Winnebago Industries, Inc.	23,320

		1,774,026

Distributors 0.2%

8,000	Applied Industrial Technologies, Inc.	180,400

Hotels, Restaurants & Leisure 3.7%

10,900	Argosy Gaming Co.(a)	259,420
28,900	Aztar Corp.(a)	603,432
6,900	CEC Entertainment, Inc.(a)(b)	337,410
6,700	IHOP Corp.	248,570
16,200	Jack in the Box, Inc.(a)	294,678
4,100	Landry’s Restaurants, Inc.	102,623
3,800	Lone Star Steakhouse & Saloon, Inc.	83,106
11,000	P.F. Chang’s China Bistro, Inc.(a)(b)	536,140
5,900	Papa John’s International, Inc.(a)(b)	155,229
2,100	Pinnacle Entertainment, Inc.(a)	18,375
1,100	Prime Hospitality Corp.(a)	10,010
2,700	RARE Hospitality, Inc.(a)	66,960
31,950	Ryan’s Family Steak Houses, Inc.(a)	445,383
9,000	The Steak n Shake Co.(a)	155,700

		3,317,036

Household Durables 5.0%

2,100	Bassett Furniture Industries, Inc.	32,991
9,100	Department 56, Inc.(a)	127,855
9,500	Harman International Industries, Inc.	1,217,900
11,000	Interface, Inc. (Class A)(a)	61,050
3,200	La-Z-Boy. Inc.	64,640
1,000	Libbey, Inc.	26,590
7,280	M.D.C. Holdings, Inc.	490,090

See Notes to Financial Statements

6	Visit our website at www.jennisondryden.com

Shares	Description	Value (Note 1)

1,400	NVR, Inc.(a)(b)	$685,160
11,000	Ryland Group, Inc.(b)	977,900
500	Salton, Inc.(a)	5,340
13,500	Standard Pacific Corp.	645,975
2,700	Toro Co.	134,190

		4,469,681

Housing Construction 0.1%

4,800	WCI Communities, Inc.(a)	104,640

Internet & Catalog Retail

400	Coldwater Creek, Inc.(a)	4,952

Leisure Equipment & Products 2.3%

11,200	Arctic Cat, Inc.	252,224
20,300	Electronics Boutique Holdings Corp.(a)(b)	577,535
4,300	Polaris Industries, Inc.(b)	368,080
22,737	SCP Pool Corp.(a)	795,795

		1,993,634

Media 0.3%

6,200	ADVO, Inc.	277,946

Multiline Retail 1.2%

1,400	Cost Plus, Inc.(a)	64,218
17,100	Fred’s, Inc.(b)	644,328
22,800	ShopKo Stores, Inc.(a)	352,944
800	Urban Outfitters, Inc.(a)	26,688

		1,088,178

Specialty Retail 5.3%

20,250	AnnTaylor Stores Corp.(a)(b)	724,950
7,200	Building Material Holdings Corp.	101,808
6,000	Burlington Coat Factory Warehouse Corp.	128,700
15,700	Cato Corp. (Class A)	331,270
24,000	Christopher & Banks Corp.	700,800
18,300	Concord Camera Corp.(a)(b)	234,972
14,800	Dress Barn, Inc.(a)	207,200
600	Footstar, Inc.(a)	3,750
11,000	Gymboree Corp.(a)	181,500
2,000	Hancock Fabrics, Inc.	29,820
1,000	Haverty Furniture Cos., Inc.	20,750
18,750	Hot Topic, Inc.(a)(b)	538,313

See Notes to Financial Statements

Dryden Small-Cap Core Equity Fund, Inc.	7

Portfolio of Investments

as of October 31, 2003 Cont’d.

Shares	Description	Value (Note 1)

4,700	JAKKS Pacific, Inc.(a)(b)	$61,100
3,400	Jo-Ann Stores, Inc. (Class A)(a)(b)	102,034
34,050	Pacific Sunwear of California, Inc.(a)	786,214
7,300	Regis Corp.	277,546
1,500	The Nautilus Group, Inc.	23,415
5,800	Tractor Supply Co.(a)	243,078
300	Zale Corp.(a)	15,528

		4,712,748

Textiles, Apparel & Luxury Goods 2.6%

1,100	Angelica Corp.	22,660
14,700	Brown Shoe Co., Inc.	508,620
16,300	Fossil, Inc.(a)	440,100
5,300	K-Swiss, Inc. (Class A)	232,882
10,900	Kellwood Co.	407,333
6,100	OshKosh B’Gosh, Inc. (Class A)	131,516
4,100	Quiksilver, Inc.(a)	70,397
18,400	Russell Corp.	336,352
10,900	Wellman, Inc.	89,925
5,500	Wolverine World Wide, Inc.	111,100

		2,350,885
CONSUMER STAPLES 2.8%

Food & Drug Retailing 0.4%

6,400	Casey’s General Stores, Inc.	99,200
1,900	Great Atlantic & Pacific Tea Co., Inc.(a)	11,875
2,800	Nash-Finch Co.	44,100
3,500	United Natural Foods, Inc.(a)	135,380
3,100	Winn-Dixie Stores, Inc.(b)	25,079

		315,634

Food Products 2.1%

1,100	American Italian Pasta Co. (Class A)(a)	42,064
17,900	Corn Products International, Inc.	606,631
11,150	Flowers Foods, Inc.	264,589
200	Horizon Organic Holding Corp.(a)	4,784
12,700	International Multifoods Corp.(a)	283,337
4,700	J & J Snack Foods Corp.(a)	167,743
17,300	Ralcorp Holdings, Inc.(a)	475,750
900	Sensient Technologies Corp.	17,280

		1,862,178

See Notes to Financial Statements

8	Visit our website at www.jennisondryden.com

Shares	Description	Value (Note 1)

Household Products 0.3%

8,900	WD-40 Co.	$288,805

ENERGY 4.6%

Energy Equipment Services 1.2%

4,900	Cimarex Energy Co.(a)	100,205
3,200	Hydril Co.(a)	75,040
18,500	Oceaneering International, Inc.(a)	426,610
350	SEACOR SMIT, Inc.(a)	13,412
17,850	TETRA Technologies, Inc.(a)	403,588
8,200	Veritas DGC, Inc.(a)	72,652

		1,091,507

Oil & Gas 3.4%

4,700	CARBO Ceramics, Inc.	197,400
5,600	Evergreen Resources, Inc.(a)(b)	153,552
6,300	Frontier Oil Corp.	100,800
3,500	Maverick Tube Corp.(a)	59,115
9,200	Newfield Exploration Co.(a)	365,516
15,000	Nuevo Energy Co.(a)	295,200
7,381	Patina Oil & Gas Corp.	311,331
8,100	Plains Exploration & Production Co.(a)	109,917
5,900	Plains Resources, Inc.(a)	78,175
1,300	Prima Energy Corp.(a)	36,166
11,500	Spinnaker Exploration Co.(a)	294,285
9,500	Stone Energy Corp.(a)	343,330
2,200	Swift Energy Co.(a)	30,580
23,700	Unit Corp.(a)	459,543
16,300	Vintage Petroleum, Inc.	188,265

		3,023,175
FINANCIALS 13.0%

Banking 6.1%

800	Banner Corp.	19,000
400	Capitol Bancorp Ltd.	10,600
100	Chemical Financial Corp.	3,475
5,800	Commerce Bancorp, Inc.(b)	280,372
15,600	Commercial Federal Corp.	401,544
14,000	Community First Bankshares, Inc.	380,100
18,300	Dime Community Bancshares, Inc.	510,204
1,400	East West Bancorp, Inc.	68,726
8,900	First BanCorp.	296,370

See Notes to Financial Statements

Dryden Small-Cap Core Equity Fund, Inc.	9

Portfolio of Investments

as of October 31, 2003 Cont’d.

Shares	Description	Value (Note 1)

13,950	First Midwest Bancorp, Inc.	$431,055
3,200	First Republic Bank	114,560
14,200	Flagstar Bancorp, Inc.(b)	316,660
8,400	Hudson United Bancorp	304,836
1,000	Local Financial Corp.(a)	19,410
7,500	MAF Bancorp, Inc.	314,400
200	Mercantile Bank Corp.	6,718
9,867	New York Community Bancorp, Inc.(b)	357,185
13,190	Provident Bankshares Corp.	409,286
10,200	Republic Bancorp, Inc.	148,104
4,400	Riggs National Corp.	72,644
600	Second Bancorp, Inc.	16,620
900	Susquehanna Bancshares, Inc.	22,545
1,000	The South Financial Group, Inc.	26,130
17,200	UCBH Holdings, Inc.	614,212
7,000	United Bankshares, Inc.	211,750
3,700	Whitney Holding Corp.	140,489

		5,496,995

Financial Services 3.6%

11,200	Cash America International, Inc.	213,808
9,200	Downey Financial Corp.	422,280
9,000	FirstFed Financial Corp.(a)	405,000
12,300	Irwin Financial Corp.	344,769
7,900	Knight Trading Group, Inc.(a)(b)	109,336
21,150	New Century Financial Corp.(b)	784,242
13,533	SWS Group, Inc.	293,666
1,155	Waypoint Financial Corp.	24,047
11,800	Wintrust Financial Corp.	511,412
4,500	World Acceptance Corp.(a)	80,730

		3,189,290

Insurance 2.1%

1,600	American Financial Group, Inc.	35,632
400	American Physicians Capital, Inc.(a)	10,568
2,800	Brown & Brown, Inc.	85,260
4,206	Delphi Financial Group, Inc. (Class A)(b)	211,856
500	Everest Re Group Ltd.	41,475
2,181	Fidelity National Financial, Inc.	67,437
13,800	LandAmerica Financial Group, Inc.	690,138
800	Philadelphia Consolidated Holding Corp.(a)	37,720
5,800	Presidential Life Corp.	89,088

See Notes to Financial Statements

10	Visit our website at www.jennisondryden.com

Shares	Description	Value (Note 1)

6,000	Selective Insurance Group, Inc.	$184,200
12,100	Stewart Information Services Corp.(a)	376,915
1,200	UICI(a)	17,952

		1,848,241

Real Estate Investment Trusts 1.2%

1,600	Boykin Lodging Co.	13,248
1,700	Capital Automotive REIT	52,887
5,200	Colonial Properties Trust	192,400
1,500	Cornerstone Reality Income Trust, Inc.	12,405
300	Equity One, Inc.	5,025
14,000	Glenborough Realty Trust, Inc.	273,000
15,200	Kilroy Realty Corp.	439,280
1,000	LNR Property Corp.	40,900
1,300	National Health Investors, Inc.	27,625
400	Prentiss Properties Trust	12,096
800	Sizeler Property Investors, Inc.	8,432

		1,077,298
HEALTHCARE 13.4%

Biotechnology 2.1%

10,500	Cephalon, Inc.(a)	493,080
11,020	Enzo Biochem, Inc.(a)	203,870
12,800	IDEXX Laboratories, Inc.(a)	605,440
900	Integra LifeSciences Holdings(a)(b)	30,366
8,300	Savient Pharmaceuticals, Inc.(a)	50,215
15,300	Techne Corp.(a)	532,899

		1,915,870

Healthcare Equipment & Supplies 5.4%

5,100	Advanced Medical Optics, Inc.(a)	102,867
200	Becton, Dickinson & Co.	7,312
100	Biosite, Inc.(a)	2,580
9,400	Cooper Cos., Inc.(b)	408,430
3,300	Datascope Corp.	109,857
5,700	Diagnostic Products Corp.	232,674
4,600	ICU Medical, Inc.(a)	155,434
10,300	INAMED Corp.(a)(b)	889,611
13,100	Invacare Corp.	537,362
24,200	Mentor Corp.	490,050
300	Molecular Devices Corp.(a)	5,328
9,300	Osteotech, Inc.(a)	75,237
7,800	PolyMedica Corp.	230,100

See Notes to Financial Statements

Dryden Small-Cap Core Equity Fund, Inc.	11

Portfolio of Investments

as of October 31, 2003 Cont’d.

Shares	Description	Value (Note 1)

2,900	Possis Medical, Inc.(a)	$47,212
3,300	PSS World Medical, Inc.(a)	30,756
3,900	ResMed, Inc.(a)	162,903
3,400	Respironics, Inc.(a)	141,746
12,900	Sola International, Inc.(a)	221,235
7,100	SurModics, Inc.(a)(b)	149,171
16,200	Sybron Dental Specialties, Inc.(a)	372,600
6,400	Theragenics Corp.(a)	28,480
4,400	Vital Signs, Inc.	133,452
8,200	Wilson Greatbatch Technologies, Inc.(a)	309,140

		4,843,537

Healthcare Providers & Services 4.4%

10,700	AdvancePCS(a)	550,729
500	American Healthways, Inc.(a)	20,725
3,500	AMERIGROUP Corp.(a)	146,370
12,700	Bally Total Fitness Holding Corp.(a)	84,582
200	First Health Group Corp.(a)	4,882
8,000	Hooper Holmes, Inc.	41,680
6,900	LifePoint Hospitals, Inc.(a)	177,399
200	Lincare Holdings, Inc.(a)(b)	7,788
5,000	Mid Atlantic Medical Services, Inc.(a)	292,000
5,700	Orthodontic Centers of America, Inc.(a)(b)	50,388
10,500	Owens & Minor, Inc.	213,570
4,500	PacifiCare Health Systems, Inc.(a)	267,750
10,400	PAREXEL International Corp.(a)	173,888
2,200	Per-Se Technologies, Inc.(a)	29,920
3,600	Priority Healthcare Corp. (Class B)(a)	77,868
9,200	Province Healthcare Co.(a)	118,128
3,800	Renal Care Group, Inc.(a)	142,538
18,300	Sierra Health Services, Inc.(a)(b)	426,207
12,400	Sunrise Assisted Living, Inc.(a)(b)	358,360
200	The Advisory Board Co.(a)	7,278
100	Universal Health Services, Inc. (Class B)(a)	4,705
69,300	US Oncology, Inc.(a)(b)	758,142

		3,954,897

Pharmaceuticals 1.5%

9,800	Alpharma, Inc. (Class A)	178,360
14,400	CIMA Labs, Inc.(a)	452,160
100	Closure Medical Corp.(a)	3,081
300	Kos Pharmaceuticals, Inc.(a)(b)	11,913

See Notes to Financial Statements

12	Visit our website at www.jennisondryden.com

Shares	Description	Value (Note 1)

2,900	Medicis Pharmaceutical Corp. (Class A)(b)	$183,715
14,100	MGI Pharma, Inc.(a)	529,596

		1,358,825
INDUSTRIALS 20.0%

Aerospace/Defense 2.6%

6,087	Alliant Techsystems, Inc.(a)	315,063
13,800	Armor Holdings, Inc.(a)	269,100
3,300	Curtiss-Wright Corp.	244,200
1,200	DRS Technologies, Inc.(a)	28,872
9,500	Engineered Support Systems, Inc.	642,295
10,200	GenCorp, Inc.	96,594
4,300	Herley Industries, Inc.(a)	81,270
6,600	InVision Technologies, Inc.(a)	179,322
5,300	Kaman Corp. (Class A)	64,660
17,900	Mercury Computer Systems, Inc.(a)	385,029

		2,306,405

Building Products 1.5%

300	Florida Rock Industries, Inc.	17,175
8,390	Griffon Corp.(a)(b)	162,347
27,000	Lennox International, Inc.	446,580
1,000	Louisiana-Pacific Corp.(a)	19,020
2,800	Simpson Manufacturing Co., Inc.(a)	125,300
11,000	Universal Forest Products, Inc.	325,600
10,400	Watsco, Inc.	222,664

		1,318,686

Commercial Services & Supplies 6.8%

12,400	ABM Industries, Inc.	192,944
18,500	Administaff, Inc.(a)	214,230
6,000	Bowne & Co., Inc.	90,000
2,300	Central Parking Corp.	27,761
4,100	Checkpoint Systems, Inc.(a)	77,244
28,700	Coinstar, Inc.(a)(b)	420,455
4,800	Consolidated Graphics, Inc.(a)	132,720
600	Cornell Companies, Inc.(a)	8,514
11,300	CSG Systems International, Inc.(a)	129,837
3,400	Education Management Corp.(a)	214,812
16,900	eFunds Corp.(a)	270,569
8,800	FactSet Research Systems, Inc.(b)	384,032
4,600	G & K Services, Inc. (Class A)	151,800

See Notes to Financial Statements

Dryden Small-Cap Core Equity Fund, Inc.	13

Portfolio of Investments

as of October 31, 2003 Cont’d.

Shares	Description	Value (Note 1)

6,700	Gevity HR, Inc.	$101,304
5,300	Global Payments, Inc.	220,745
3,000	Imagistics International, Inc.(a)	96,450
15,600	ITT Educational Services, Inc.(a)(b)	776,880
15,200	John H. Harland Co.	413,896
1,400	Kroll, Inc.(a)	32,564
200	Learning Tree International, Inc.(a)	3,600
2,600	MAXIMUS, Inc.(a)	90,766
11,500	MemberWorks, Inc.(a)(b)	332,120
2,800	Mobile Mini, Inc.(a)	59,052
4,300	New England Business Service, Inc.	125,130
13,600	Pegasus Solutions, Inc.(a)	148,512
5,100	Pre-Paid Legal Services, Inc.(a)(b)	138,516
13,100	PRG-Schultz International, Inc.(a)(b)	62,225
200	Roto-Rooter, Inc.	7,060
11,800	SOURCECORP, Inc.(a)	276,474
2,100	StarTek, Inc.	69,741
1,100	Sylvan Learning Systems, Inc.(a)	31,130
2,000	Tetra Tech, Inc.(a)	44,960
400	The Standard Register Co.	7,040
9,900	United Stationers, Inc.(a)	368,379
2,500	Volt Information Sciences, Inc.(a)	43,750
8,000	Waste Connections, Inc.(a)	277,440

		6,042,652

Construction & Engineering 0.5%

2,500	Butler Manufacturing Co.	44,375
6,700	Insituform Technologies, Inc. (Class A)(a)	95,810
26,300	Shaw Group, Inc.(a)	358,995

		499,180

Diversified Manufacturing Operations 0.3%

6,200	Roper Industries, Inc.	306,404

Electrical Equipment 2.4%

18,250	A.O. Smith Corp.	577,613
9,800	Acuity Brands, Inc.	210,700
10,800	Artesyn Technologies, Inc.(a)	88,884
300	Belden, Inc.	5,625
6,900	Brady Corp. (Class A)	243,570
11,600	C&D Technologies	231,188

See Notes to Financial Statements

14	Visit our website at www.jennisondryden.com

Shares	Description	Value (Note 1)

6,000	Energizer Holdings, Inc.(a)(b)	$220,800
23,200	Paxar Corp.(a)	277,936
5,600	Woodward Governor Co.	259,056

		2,115,372

Industrial Conglomerates 0.1%

1,500	Applied Films Corp.(a)	47,025
1,700	Lydall, Inc.(a)	20,213
1,100	Tredegar Corp.	17,138
1,600	UNOVA, Inc.(a)	34,736

		119,112

Machinery 3.4%

5,000	Albany International Corp. (Class A)	154,500
3,200	Baldor Electric Co.	68,160
3,600	Barnes Group, Inc.	105,048
7,700	Briggs & Stratton Corp.(b)	500,577
4,400	CLARCOR, Inc.	178,860
1,100	CUNO, Inc.(a)	43,890
1,500	Dionex Corp.(a)	63,810
12,800	Esterline Technologies Corp.(a)	283,520
2,200	Gardner Denver, Inc.(a)	45,452
7,000	Graco, Inc.	266,700
5,800	IDEX Corp.	215,644
13,800	Kaydon Corp.(b)	328,026
200	Lindsay Manufacturing Co.	4,638
200	Regal-Beloit Corp.	4,070
8,050	Reliance Steel & Aluminum Co.	231,035
3,000	Robbins & Myers, Inc.	63,300
3,400	Stewart & Stevenson Services, Inc.	56,848
1,500	Tecumseh Products Co. (Class A)	61,470
1,900	Thomas Industries, Inc.	57,380
6,900	Trinity Industries, Inc.	175,605
2,400	Valmont Industries, Inc.	49,920
4,000	Watts Water Technologies, Inc. (Class A)	71,040

		3,029,493

Transportation 2.4%

3,800	Arkansas Best Corp.	125,818
12,000	Atlantic Coast Airlines Holdings, Inc.(a)	132,840
8,100	ExpressJet Holdings, Inc.(a)(b)	123,930
1,700	Forward Air Corp.(a)	49,436

See Notes to Financial Statements

Dryden Small-Cap Core Equity Fund, Inc.	15

Portfolio of Investments

as of October 31, 2003 Cont’d.

Shares	Description	Value (Note 1)

6,600	J.B. Hunt Transport Services, Inc.(a)	$167,508
10,300	Knight Transportation, Inc.(a)	259,251
6,600	Landstar Systems, Inc.(a)	482,064
7,100	Mesa Air Group, Inc.(a)(b)	76,467
6,500	Offshore Logistics, Inc.(a)	141,700
1,400	Pacer International, Inc.(a)	28,868
3,650	SCS Transportation, Inc.(a)	54,786
13,600	SkyWest, Inc.	251,464
6,300	USF Corp.	201,096
1,500	Yellow Corp.(a)(b)	49,275

		2,144,503
INFORMATION TECHNOLOGY 16.5%

Communications Equipment 1.9%

24,300	Adaptec, Inc.(a)	206,793
23,400	Aeroflex, Inc.(a)	217,152
9,387	Andrew Corp.(a)(b)	122,782
5,800	Black Box Corp.(b)	249,748
900	Brooktrout, Inc.(a)	12,942
3,500	Cable Design Technologies Corp.(a)	33,740
5,600	CommScope, Inc.(a)	86,744
3,100	Concerto Software, Inc.(a)	37,014
2,500	Digi International, Inc.(a)	23,000
1,100	Inet Technologies, Inc.(a)	14,795
19,000	Inter-Tel, Inc.	478,610
300	Intervoice, Inc.(a)	3,123
800	Lightbridge, Inc.(a)	7,680
1,100	Plantronics, Inc.(a)	30,591
4,400	RF Micro Devices, Inc.(a)	51,524
4,300	SpectraLink Corp.(a)	75,680
1,900	Tollgrade Communications, Inc.(a)	29,773
4,600	Westell Technologies, Inc.(a)	38,318

		1,720,009

Computers & Peripherals 1.2%

9,500	Agilysys, Inc.	97,660
5,600	Avid Technology, Inc.(a)	289,744
500	Computer Network Technology Corp.(a)	4,950
2,200	Electronics for Imaging, Inc.(a)(b)	59,620
12,800	Hutchinson Technology, Inc.(a)	428,928
1,200	Iomega Corp.(a)	6,612

See Notes to Financial Statements

16	Visit our website at www.jennisondryden.com

Shares	Description	Value (Note 1)

1,400	Pinnacle Systems, Inc.(a)	$9,730
18,100	Rainbow Technologies, Inc.(a)	222,811

		1,120,055

Electronic Equipment & Instruments 4.1%

800	Analogic Corp.	34,912
8,700	Anixter International, Inc.(a)(b)	207,756
4,400	BEI Technologies, Inc.	81,444
13,000	Benchmark Electronics, Inc.(a)	633,360
17,500	Cognex Corp.	469,875
8,100	CTS Corp.	89,667
900	Daktronics, Inc.(a)	13,941
19,000	DSP Group, Inc.(a)	453,720
3,800	FLIR Systems, Inc.(a)	118,788
3,200	Global Imaging Systems, Inc.(a)	92,960
600	Innovex, Inc.(a)	6,780
2,900	Intermagnetics General Corp.(a)	68,266
800	Keithley Instruments, Inc.	12,904
25,700	Methode Eletronics, Inc. (Class A)	306,087
8,700	Park Electrochemical Corp.	213,150
13,100	Planar Systems, Inc.(a)	303,134
100	Rogers Corp.(a)	3,998
4,600	Technitrol, Inc.(a)	100,280
7,400	Teledyne Technologies, Inc.(a)	122,026
8,700	Trimble Navigation Ltd.(a)	240,555
8,300	X-Rite, Inc.	90,304

		3,663,907

IT Consulting & Services 0.9%

4,300	Bell Microproducts, Inc.(a)	36,292
4,600	CACI International, Inc. (Class A)(a)	227,838
5,100	Carreker Corp.(a)	49,725
9,800	CIBER, Inc.(a)	90,356
3,900	Digital Insight Corp.(a)	81,822
200	Keynote Systems, Inc.(a)	2,270
7,700	Network Equipment Technologies, Inc.(a)	80,465
9,200	WebEx Communications, Inc.(a)(b)	203,228

		771,996

Office Electronics 0.5%

7,200	Zebra Technologies Corp. (Class A)(a)	410,040

See Notes to Financial Statements

Dryden Small-Cap Core Equity Fund, Inc.	17

Portfolio of Investments

as of October 31, 2003 Cont’d.

Shares	Description	Value (Note 1)

Semiconductor Equipment & Products 3.1%

3,800	Actel Corp.(a)	$102,524
4,900	Amkor Technology, Inc.(a)	92,365
1,900	Brooks Automation, Inc.(a)	47,405
6,000	Cypress Semiconductor Corp.(a)	128,760
10,800	Exar Corp.(a)	173,772
6,500	Kulicke & Soffa Industries, Inc.(a)	95,420
16,500	Microsemi Corp.(a)	341,550
28,000	Photronics, Inc.(a)	603,120
4,000	Power Integrations, Inc.(a)	139,280
14,300	Standard Microsystems Corp.(a)	429,000
19,200	Ultratech Inc.(a)	599,232

		2,752,428

Software 4.8%

8,300	ANSYS, Inc.(a)	295,812
13,600	BARRA, Inc.(a)	516,800
11,600	Cerner Corp.(a)(b)	491,492
3,300	EPIQ Systems, Inc.(a)	55,770
14,300	FileNET Corp.(a)	382,096
3,500	Gerber Scientific, Inc.(a)	27,650
3,500	Hyperion Solutions Corp.(a)(b)	117,215
9,800	Keane, Inc.(a)	128,772
6,750	Kronos, Inc.(a)	405,000
18,400	Mentor Graphics Corp.	308,200
1,800	Micromuse, Inc.(a)	14,490
7,200	MRO Software, Inc.(a)	91,080
31,500	Netegrity, Inc.(a)(b)	373,590
1,200	Phoenix Technologies Ltd.(a)	7,896
5,900	Progress Software Corp.(a)	130,213
600	Radiant Systems, Inc.(a)	3,996
2,100	RadiSys Corp.(a)	41,055
3,800	Renaissance Learning, Inc.(a)(b)	95,608
2,100	SERENA Software, Inc.(a)(b)	36,225
1,900	SPSS, Inc.(a)	34,580
5,600	Take-Two Interactive Software, Inc.(a)(b)	221,480
15,900	TALX Corp.	344,394
7,600	THQ, Inc.(a)	134,824
2,200	Verity, Inc.(a)	30,910

		4,289,148

See Notes to Financial Statements

18	Visit our website at www.jennisondryden.com

Shares	Description	Value (Note 1)

MATERIALS 3.8%

Chemicals 1.7%

3,800	A. Schulman, Inc.	$72,162
2,200	Agrium, Inc.	33,814
4,300	Arch Chemicals, Inc.	95,374
3,200	Cambrex Corp.	75,648
3,100	Cytec Industries, Inc.(a)	108,221
1,500	FMC Corp.(a)(b)	42,015
6,000	Georgia Gulf Corp.(b)	161,400
200	H.B. Fuller Co.	4,956
3,600	Hercules, Inc.(a)(b)	37,620
15,000	MacDermid, Inc.	448,200
20,300	OM Group, Inc.(a)	363,370
4,800	Omnova Solutions, Inc.(a)	16,848
9,500	PolyOne Corp.(a)	45,885
1,500	Quaker Chemical Corp.	39,810
200	Scotts Co. (Class A)(a)	11,550

		1,556,873

Construction Materials 0.2%

200	Material Sciences Corp.(a)	1,876
5,300	Texas Industries, Inc.	144,001

		145,877

Containers & Packaging 0.5%

6,200	AptarGroup, Inc.	221,960
700	Ball Corp.	39,340
5,900	Chesapeake Corp.	143,960
300	Longview Fibre Co.	3,225

		408,485

Metals & Mining 1.1%

6,800	Cleveland-Cliffs, Inc.(a)	204,000
17,600	Commercial Metals Co.	434,368
200	Commonwealth Industries, Inc.	1,370
6,600	Massey Energy Co.	91,740
5,200	Quanex Corp.	208,260
1,000	RTI International Metals, Inc.(a)	12,010
300	Southern Peru Copper Corp.	8,538

		960,286

See Notes to Financial Statements

Dryden Small-Cap Core Equity Fund, Inc.	19

Portfolio of Investments

as of October 31, 2003 Cont’d.

Shares	Description	Value (Note 1)

Paper & Forest Products 0.3%

7,800	Buckeye Technologies, Inc.(a)	$70,278
1,800	Caraustar Industries, Inc.(a)	17,298
1,900	Glatfelter	24,225
6,600	Pope & Talbot, Inc.	94,578
2,500	Rock-Tenn Co. (Class A)	40,250
900	Schweitzer-Mauduit International, Inc.	23,940

		270,569
TELECOMMUNICATION SERVICES 0.2%

Telecommunications 0.2%

1,800	Anaren, Inc.(a)	25,470
14,900	Boston Communications Group, Inc.(a)	140,358
3,200	General Communication, Inc. (Class A)(a)	31,552
1,000	Intrado, Inc.(a)	18,080

		215,460
UTILITIES 3.0%

Electric Utilities 0.5%

700	Central Vermont Public Service Corp.	16,100
800	El Paso Electric Co.(a)	9,712
4,800	PNM Resources, Inc.	135,744
3,200	UIL Holding Corp.	120,192
10,400	Unisource Energy Corp.	200,720

		482,468

Gas Utilities 1.6%

1,000	Atmos Energy Corp.	24,500
11,600	Energen Corp.	427,692
500	Laclede Group, Inc.	14,175
2,400	New Jersey Resources Corp.	90,840
1,900	Northwest Natural Gas Co.	55,100
11,500	NUI Corp.	196,305
6,400	Southwest Gas Corp.	144,512
600	Southwestern Energy Co.(a)	11,640
16,200	UGI Corp.	498,960

		1,463,724

Multi-Utilities & Unregulated Power 0.7%

15,900	Avista Corp.	270,300
19,325	Southern Union Co.(a)	340,313

		610,613

See Notes to Financial Statements

20	Visit our website at www.jennisondryden.com

Shares	Description	Value (Note 1)

Water Utilities 0.2%

6,100	American States Water Co.	$149,450

	Total long-term investments (cost $ 63,728,445)	89,413,573

SHORT-TERM INVESTMENTS 18.8%

Mutual Fund 18.8%

	Dryden Core Investment Fund - Taxable Money Market Series(c)
16,749,839	(cost $16,749,839; Note 3)	16,749,839

	Total Investments 118.8% (cost $ 80,478,284; Note 5)	106,163,412
	Liabilities in excess of other assets (18.8%)	(16,839,131)

	Net Assets 100%	$89,324,281

(a)	Non-income producing securities.
(b)	Securities, or portion thereof, on loan, see Note 4.
(c)	Represents security or portion thereof, purchased with cash collateral received for securities on loan, see Note 4.

See Notes to Financial Statements

Dryden Small-Cap Core Equity Fund, Inc.	21

Statement of Assets and Liabilities

as of October 31, 2003

Assets

Investments, at value, including securities on loan of $15,940,612 (cost $80,478,284)	$106,163,412
Cash	1,663
Dividends and interest receivable	24,051
Receivable for Fund shares sold	28,145
Receivable for investments sold	6,972
Deferred expenses	832

Total assets	106,225,075

Liabilities

Payable to broker for collateral for securities on loan (Note 4)	16,368,579
Accrued expenses	257,404
Payable for Fund shares reacquired	173,172
Distribution fee payable	57,247
Management fee payable	44,392

Total liabilities	16,900,794

Net Assets	$89,324,281

Net assets were comprised of:
Common stock, at par	$7,400
Paid-in capital in excess of par	107,943,689

107,951,089
Accumulated net realized loss on investments	(44,311,936)
Net unrealized appreciation on investments	25,685,128

Net assets, October 31, 2003	$89,324,281

See Notes to Financial Statements

22	Visit our website at www.jennisondryden.com

Class A

Net asset value and redemption price per share ($24,020,345 ÷ 1,927,947 shares of common stock issued and outstanding)	$12.46
Maximum sales charge (5% of offering price)	.66

Maximum offering price to public	$13.12

Class B

Net asset value, and offering price and redemption price per share ($54,464,567 ÷ 4,572,559 shares of common stock issued and outstanding)	$11.91

Class C

Net asset value and redemption price per share ($8,615,903 ÷ 723,346 shares of common stock issued and outstanding)	$11.91
Sales charge (1% of offering price)	.12

Offering price to public	$12.03

Class Z

Net asset value, offering price and redemption price per share ($2,223,466 ÷ 175,962 shares of common stock issued and outstanding)	$12.64

See Notes to Financial Statements

Dryden Small-Cap Core Equity Fund, Inc.	23

Statement of Operations

Year Ended October 31, 2003

Net Investment Loss

Income
Dividends (net of foreign withholding taxes of $196)	$682,770
Income from securities loaned, net	40,912

Total income	723,682

Expenses
Management fee	464,515
Distribution fee—Class A	51,217
Distribution fee—Class B	477,080
Distribution fee—Class C	73,971
Custodian’s fees and expenses	165,000
Transfer agent’s fees and expenses	85,000
Reports to shareholders	49,000
Registration fees	47,000
Audit fee	27,000
Legal fees and expenses	15,000
Directors’ fees	13,000
Miscellaneous	3,051
Amortization of deferred organizational expenses	860

Total expenses	1,471,694

Net investment loss	(748,012)

Realized And Unrealized Gain (Loss) On Investments

Net realized gain (loss) on:
Investment transactions	1,720,784
Financial futures contracts	(4,514)

1,716,270

Net change in unrealized appreciation (depreciation) on Investments	22,676,571

Net gain on investments	24,392,841

Net Increase In Net Assets Resulting From Operations	$23,644,829

See Notes to Financial Statements

24	Visit our website at www.jennisondryden.com

Statement of Changes in Net Assets

	Year Ended October 31,
	2003	2002
Increase (Decrease) In Net Assets

Operations
Net investment loss	$(748,012)	$(998,201)
Net realized gain on investments	1,716,270	1,970,269
Net change in unrealized appreciation (depreciation) on investments	22,676,571	(3,199,373)

Net increase (decrease) in net assets resulting from operations	23,644,829	(2,227,305)

Fund share transactions (net of share conversions) (Note 6)
Net proceeds from shares sold	5,557,840	19,618,611
Cost of shares reacquired	(15,834,222)	(23,319,898)

Net decrease in net assets from Fund share transactions	(10,276,382)	(3,701,287)

Total increase (decrease)	13,368,447	(5,928,592)

Net Assets

Beginning of year	75,955,834	81,884,426

End of year	$89,324,281	$75,955,834

See Notes to Financial Statements

Dryden Small-Cap Core Equity Fund, Inc.	25

Notes to Financial Statements

Dryden Small-Cap Core Equity Fund, Inc. (the “Fund”), formerly known as Dryden Tax-Managed Small-Cap Fund, Inc., is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund was incorporated in Maryland on February 4, 1997. Investment operations commenced on November 10, 1997.

The Fund’s investment objective is to seek long-term capital appreciation. It invests primarily in equity securities of small-cap U.S. companies.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Securities Valuation: Securities listed on a securities exchange are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the official closing price provided by Nasdaq. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”) in consultation with the subadvisor, to be over-the-counter are valued at market value by an independent pricing agent or principal market maker. Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted bid and asked prices on such exchange or board of trade or at the last bid price in the absence of an asked price. Securities for which reliable market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Fund’s normal pricing time, are valued at fair value in accordance with Board of Directors’ approved fair valuation procedures.

Investments in mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term securities which mature in more than 60 days are valued at current market quotations. Short-term securities which mature in 60 days or less are valued at

26	Visit our website at www.jennisondryden.com

amortized cost, which approximates market value. The amortized cost method includes valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain or loss. When the contract expires or is closed, the gain or loss is realized and is presented in the Statement of Operations as net realized gain or loss on financial futures transactions.

The Fund invests in financial futures contracts in order to hedge its existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates or market conditions. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets.

Financial futures contracts involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities.

Securities Lending: The Fund may lend its portfolio securities to broker-dealers. The loans are secured by collateral at least equal at all times to the market value of the securities loaned. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the lender securities identical to the loaned securities. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities using the collateral in the open market. The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The Fund also continues to receive interest and dividend or amounts equivalent thereto, on the securities loaned and recognizes any unrealized gain or loss in the market price of the securities loaned that may occur during the term of the loan.

Dryden Small-Cap Core Equity Fund, Inc.	27

Notes to Financial Statements

Cont’d

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses on sales of securities are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premium and accretion of discount on debt securities as required, is recorded on an accrual basis. Expenses are recorded on the accrual basis which may require the use of certain estimates by management.

Net investment income or loss, (other than distribution fees which are charged directly to the respective class) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

Dividends and Distributions: The Fund expects to pay dividends of net investment income and distributions of net realized capital gains, if any, annually. Dividends and distributions to shareholders, which are determined are in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date.

Federal Income Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income and capital gains, if any, to shareholders. Therefore, no federal income tax provision is required.

Deferred Organization Expenses: Approximately $900 of expenses were incurred in connection with the organization of the Fund. These costs have been deferred and are being amortized ratably over a period of 60 months from the date the Fund commenced investment operations.

Note 2. Agreements

The Fund has a management agreement with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. PI has entered into a subadvisory agreement with Prudential Investment Management, Inc. (“PIM”). The subadvisory agreement provides that PIM furnishes investment advisory services in connection with the management of the Fund. In connection therewith, PIM is obligated to keep certain books and records of the Fund. PI pays for the services of PIM, the compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

28	Visit our website at www.jennisondryden.com

The management fee paid to PI is computed daily and payable monthly at an annual rate of .60 of 1% of the average daily net assets of the Fund.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, Class C and Class Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class B and Class C shares pursuant to plans of distribution (the “Class A, B and C Plans”), regardless of expenses actually incurred. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Fund.

Pursuant to the Class A, B and C Plans, the Fund compensates PIMS for distribution-related activities at an annual rate of up to .30 of 1%, 1% and 1% of the average daily net assets of the Class A, B and C shares, respectively.

PIMS contractually agreed to limit such fees to .25 of 1% of the average daily net assets of the Class A shares.

PIMS has advised the Fund that it received approximately $22,400 and $6,600 in front-end sales charges resulting from sales of Class A shares and Class C shares, respectively, during the year ended October 31, 2003. From these fees, PIMS paid such sales charges to broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Fund that for the year ended October 31, 2003, it received approximately $95,100 and $3,300 in contingent deferred sales charges imposed upon certain redemptions by Class B and Class C shareholders, respectively.

PI, PIM and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

The Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a syndicated credit agreement (“SCA”) with a group of banks. The SCA provides for a commitment of $800 million and allows the Funds to increase the commitment to $1 billion, if necessary. Interest on any borrowings will be incurred at market rates. The Funds pay a commitment fee of .08 of 1% of the unused portion of the SCA. The commitment fee is accrued and paid quarterly and is allocated to the Funds pro rata based on net assets. The purpose of the SCA is to serve as an alternative source of funding for capital share redemptions. The expiration date of the SCA was May 2, 2003. On May 2, 2003, the SCA was renewed under the same terms and conditions (“May 2003 renewal”). The expiration date of the May 2003 renewal is April 30, 2004. The Fund did not borrow any amounts pursuant to the SCA during the year ended October 31, 2003.

Dryden Small-Cap Core Equity Fund, Inc.	29

Notes to Financial Statements

Cont’d

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. During the year ended October 31, 2003, the Fund incurred fees of approximately $123,100 for the services of PMFS. As of October 31, 2003, approximately $9,800 of such services were due to PMFS. The transfer agent fees and expenses in the Statement of Operations also include certain out-of-pocket expenses paid to nonaffiliates.

Prudential Securities Incorporated (“PSI”) was the securities lending agent for the Fund. Effective July 1, 2003, Prudential Investment Management, Inc. (“PIM”), an indirect, wholly-owned subsidiary of Prudential, became the Fund’s securities lending agent. For the year ended October 31, 2003, PSI and PIM have been compensated approximately $8,600 and $5,000 for these services, respectively.

The Fund pays networking fees to affiliated and unaffiliated broker/dealers. These networking fees are payments made to broker/dealers that clear mutual fund transactions through a national clearing system. The Fund incurred approximately $24,400 in total networking fees, of which the amount relating to the services of Wachovia Securities, LLC (“Wachovia”) and PSI, affiliates of PI, was approximately $22,000 for the year ended October 31, 2003. Effective July 1, 2003, Prudential and Wachovia Corp. formed a joint venture (“Wachovia Securities, LLC”) whereby Prudential and Wachovia Corp. combined their brokerage business with Prudential holding a minority interest. Prior to July 1, 2003, PSI was an indirect wholly-owned subsidiary of Prudential. As of October 31, 2003, approximately $1,700 of such fees were due to Wachovia. These amounts are included in transfer agent’s fees and expenses in the Statement of Operations.

The Fund invests in the Taxable Money Market Series (the “Portfolio”), a portfolio of Dryden Core Investment Fund, formerly Prudential Core Investment Fund, pursuant to an exemptive order received from the Securities and Exchange Commission. The Portfolio is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI. During the year ended October 31, 2003, the Fund earned income of approximately $3,359 and $40,912, respectively, by investing its excess cash and collateral received from securities lending.

Note 4. Portfolio Securities

Purchases and sales of investment securities, other than short-term investments, for the year ended October 31, 2003 were $31,762,514 and $42,762,402, respectively.

30	Visit our website at www.jennisondryden.com

As of October 31, 2003, the Fund had securities on loan with an aggregate market value of $15,940,612. The Fund received $16,368,579 in cash as collateral for securities on loan which was used to purchase highly liquid short-term investments in accordance with the Fund’s securities lending procedures.

Note 5. Distributions and Tax Information

Distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. In order to present undistributed net investment income (loss) and accumulated net realized gains (losses) on the Statement of Assets and Liabilities that more closely represent their tax character, certain adjustments have been made to paid-in-capital in excess of par and undistributed net investment income (loss). For the year ended October 31, 2003, the adjustments were to decrease net investment loss and decrease paid-in-capital in excess of par by $748,012 due to a net operating loss. Net investment income, net realized gains and net assets were not affected by this change.

The United States federal income tax basis of the Funds’ investments and the net unrealized appreciation as of October 31, 2003 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$80,565,037	$28,196,922	$2,598,547	$25,598,375

The difference between book basis and tax basis is primarily attributable to deferred losses on wash sales.

As of October 31, 2003, the Fund had no undistributable earnings on a tax basis.

As of October 31, 2003, the Fund had a capital loss carryforward for tax purposes of approximately $44,225,200 of which $36,526,500 expires in 2007 and $7,698,700 expires in 2008. During the year ended October 31, 2003, the Fund utilized approximately $1,515,700 of its prior year capital loss carryforward. Accordingly, no capital gains distributions is expected to be paid to shareholders until net gains have been realized in excess of such carryforward.

Note 6. Capital

The Fund offers Class A, Class B, Class C and Class Z shares. Class A shares are sold with a front-end sales charge of up to 5%. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of

Dryden Small-Cap Core Equity Fund, Inc.	31

Notes to Financial Statements

Cont’d

time the shares are held. Class C shares are sold with a front-end sales charge of 1% and a contingent deferred sales charge of 1% during the first 18 months. Class B shares will automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. A special exchange privilege is also available for shareholders who qualify to purchase Class A shares at net asset value. Class Z shares are not subject to any sales charge or redemption charge and are offered exclusively for sale to a limited group of investors.

There are 2 billion shares of common stock, $.001 par value per share, divided into four classes, designated Class A, Class B, Class C and Class Z common stock, each of which consists of 500 million authorized shares.

Transactions in shares of common stock were as follows:

Class A	Shares	Amount
Year ended October 31, 2003:
Shares sold	174,002	$1,778,359
Shares reacquired	(421,688)	(4,238,478)

Net increase (decrease) in shares outstanding before conversion	(247,686)	(2,460,119)
Shares issued upon conversion from Class B	36,057	354,732

Net increase (decrease) in shares outstanding	(211,629)	$(2,105,387)

Year ended October 31, 2002:
Shares sold	746,009	$7,951,688
Shares reacquired	(851,110)	(8,585,991)

Net increase (decrease) in shares outstanding before conversion	(105,101)	(634,303)
Shares issued upon conversion from Class B	36,779	384,638

Net increase (decrease) in shares outstanding	(68,322)	$(249,665)

Class B
Year ended October 31, 2003:
Shares sold	197,067	$1,936,742
Shares reacquired	(909,047)	(8,766,231)

Net increase (decrease) in shares outstanding before conversion	(711,980)	(6,829,489)
Shares reacquired upon conversion into Class A	(37,551)	(354,732)

Net increase (decrease) in shares outstanding	(749,531)	$(7,184,221)

Year ended October 31, 2002:
Shares sold	691,942	$7,377,993
Shares reacquired	(1,137,937)	(11,375,730)

Net increase (decrease) in shares outstanding before conversion	(445,995)	(3,997,737)
Shares reacquired upon conversion into Class A	(38,067)	(384,638)

Net increase (decrease) in shares outstanding	(484,062)	$(4,382,375)

32	Visit our website at www.jennisondryden.com

Class C	Shares	Amount
Year ended October 31, 2003:
Shares sold	116,002	$1,154,861
Shares reacquired	(221,734)	(2,121,940)

Net increase (decrease) in shares outstanding	(105,732)	$(967,079)

Year ended October 31, 2002:
Shares sold	262,614	$2,681,548
Shares reacquired	(184,325)	(1,804,685)

Net increase (decrease) in shares outstanding	78,289	$876,863

Class Z
Year ended October 31, 2003:
Shares sold	68,105	$687,878
Shares reacquired	(72,261)	(707,573)

Net increase (decrease) in shares outstanding	(4,156)	$(19,695)

Year ended October 31, 2002:
Shares sold	148,819	$1,607,382
Shares reacquired	(145,282)	(1,553,492)

Net increase (decrease) in shares outstanding	3,537	$53,890

Dryden Small-Cap Core Equity Fund, Inc.	33

Financial Highlights

Class A

Year Ended October 31, 2003

Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$9.21

Income/Loss From Investment Operations:
Net investment income (loss)	(.05)
Net realized and unrealized gain (loss) on investment transactions	3.30

Total from investment operations	3.25

Less Distributions:
Distributions from net realized gains	—

Net asset value, end of period	$12.46

Total Return(b):	35.29%
Ratios/Supplemental Data:
Net assets, end of period (000)	$24,020
Average net assets (000)	$20,487
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees(d)	1.37%
Expenses, excluding distribution and service (12b-1) fees	1.12%
Net investment income (loss)	(.44)%
For Class A, B, C and Z shares:
Portfolio turnover rate(e)	41%

(a)	Annualized.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods less than one full year are not annualized.
(c)	Calculated based on average shares outstanding during the period.
(d)	The distributor of the Fund contractually agreed to limit its distribution and service (12b-1) fees to .25 of 1% of the average net assets of the Class A shares.
(e)	Portfolio turnover for periods less than one full year is not annualized.

See Notes to Financial Statements

34	Visit our website at www.jennisondryden.com

Class A

Year Ended October 31,		April 1, 2000 Through October 31, 2000(c)		Year Ended March 31,

2002(c)	2001(c)			2000(c)	1999

$9.36	$9.98	$9.28		$7.44	$10.95

(.06)	(.08)	(.06)		(.01)	.03
(.09)	(.54)	.76		1.85	(3.41)

(.15)	(.62)	.70		1.84	(3.38)

—	—	—		—	(.13)

$9.21	$9.36	$9.98		$9.28	$7.44

(1.60)%	(6.21)%	7.54%		24.73%	(31.00)%

$19,707	$20,662	$24,749		$26,741	$46,736
$23,299	$22,881	$25,180		$38,047	$82,332

1.32%	1.50%	1.70	%(a)	1.45%	1.26%
1.07%	1.25%	1.45	%(a)	1.20%	1.01%
(.57)%	(.81)%	(1.07	)%(a)	(.07)%	.16%

44%	75%	87%		66%	106%

See Notes to Financial Statements

Dryden Small-Cap Core Equity Fund, Inc.	35

Financial Highlights

Cont’d

Class B

Year Ended October 31, 2003

Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$8.87

Income/Loss From Investment Operations:
Net investment loss	(.12)
Net realized and unrealized gain (loss) on investment transactions	3.16

Total from investment operations	3.04

Less Distributions:
Distributions from net realized gains	—

Net asset value, end of period	$11.91

Total Return(b):	34.27%
Ratios/Supplemental Data:
Net assets, end of period (000)	$54,465
Average net assets (000)	$47,708
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	2.12%
Expenses, excluding distribution and service (12b-1) fees	1.12%
Net investment loss	(1.19)%

(a)	Annualized.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods less than one full year are not annualized.
(c)	Calculated based on average shares outstanding during the period.

See Notes to Financial Statements

36	Visit our website at www.jennisondryden.com

Class B

Year Ended October 31,		April 1, 2000 Through October 31, 2000(c)		Year Ended March 31,

2002(c)	2001(c)			2000(c)	1999

$9.08	$9.77	$9.12		$7.37	$10.93

(.13)	(.15)	(.10)		(.07)	(.06)
(.08)	(.54)	.75		1.82	(3.37)

(.21)	(.69)	.65		1.75	(3.43)

—	—	—		—	(.13)

$8.87	$9.08	$9.77		$9.12	$7.37

(2.31)%	(7.06)%	7.13%		23.91%	(31.61)%

$47,215	$52,736	$63,340		$69,023	$102,094
$56,876	$59,654	$64,967		$89,474	$158,085

2.07%	2.25%	2.45	%(a)	2.20%	2.01%
1.07%	1.25%	1.45	%(a)	1.20%	1.01%
(1.32)%	(1.56)%	(1.82	)%(a)	(.82)%	(.58)%

See Notes to Financial Statements

Dryden Small-Cap Core Equity Fund, Inc.	37

Financial Highlights

Cont’d

Class C

Year Ended October 31, 2003

Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$8.87

Income/Loss From Investment Operations:
Net investment loss	(.12)
Net realized and unrealized gain (loss) on investment transactions	3.16

Total from investment operations	3.04

Less Distributions:
Distributions from net realized gains	—

Net asset value, end of period	$11.91

Total Return(b):	34.27%
Ratios/Supplemental Data:
Net assets, end of period (000)	$8,616
Average net assets (000)	$7,397
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	2.12%
Expenses, excluding distribution and service (12b-1) fees	1.12%
Net investment loss	(1.19)%

(a)	Annualized.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods less than one full year are not annualized.
(c)	Calculated based on average shares outstanding during the period.

See Notes to Financial Statements

38	Visit our website at www.jennisondryden.com

Class C

Year Ended October 31,		April 1, 2000 Through October 31, 2000(c)		Year Ended March 31,

2002(c)	2001(c)			2000(c)	1999

$9.08	$9.77	$9.12		$7.37	$10.93

(.13)	(.15)	(.10)		(.07)	(.08)
(.08)	(.54)	.75		1.82	(3.35)

(.21)	(.69)	.65		1.75	(3.43)

—	—	—		—	(.13)

$8.87	$9.08	$9.77		$9.12	$7.37

(2.31)%	(7.06)%	7.13%		23.91%	(31.61)%

$7,355	$6,819	$7,800		$8,056	$14,951
$8,066	$7,514	$7,694		$11,845	$27,182

2.07%	2.25%	2.45	%(a)	2.20%	2.01%
1.07%	1.25%	1.45	%(a)	1.20%	1.01%
(1.32)%	(1.56)%	(1.82	)%(a)	(.82)%	(.59)%

See Notes to Financial Statements

Dryden Small-Cap Core Equity Fund, Inc.	39

Financial Highlights

Cont’d

Class Z

Year Ended October 31, 2003

Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$9.32

Income/Loss From Investment Operations:
Net investment income (loss)	(.02)
Net realized and unrealized gain (loss) on investment transactions	3.34

Total from investment operations	3.32

Less Distributions:
Distributions from net realized gains	—

Net asset value, end of period	$12.64

Total Return(b):	35.62%
Ratios/Supplemental Data:
Net assets, end of period (000)	$2,223
Average net assets (000)	$1,827
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	1.12%
Expenses, excluding distribution and service (12b-1) fees	1.12%
Net investment income (loss)	(.19)%

(a)	Annualized.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods less than one full year are not annualized.
(c)	Calculated based on average shares outstanding during the period.

See Notes to Financial Statements

40	Visit our website at www.jennisondryden.com

Class Z

Year Ended October 31,		April 1, 2000 Through October 31, 2000(c)		Year Ended March 31,

2002(c)	2001(c)			2000(c)	1999

$9.44	$10.05	$9.33		$7.46	$10.96

(.03)	(.06)	(.05)		(.02)	.05
(.09)	(.55)	.77		1.89	(3.42)

(.12)	(.61)	.72		1.87	(3.37)

—	—	—		—	(.13)

$9.32	$9.44	$10.05		$9.33	$7.46

(1.27)%	(6.07)%	7.72%		25.07%	(30.88)%

$1,679	$1,667	$1,148		$872	$4,121
$2,078	$1,686	$855		$1,847	$5,315

1.07%	1.25%	1.45	%(a)	1.20%	1.01	%(b)
1.07%	1.25%	1.45	%(a)	1.20%	1.01%
(.32)%	(.56)%	(.83	)%(a)	.22%	.43%

See Notes to Financial Statements

Dryden Small-Cap Core Equity Fund, Inc.	41

Report of Independent Auditors

To the Board of Directors and Shareholders of

Dryden Small Cap Core Equity Fund, Inc.

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Dryden Small Cap Core Equity Fund, Inc., formerly Prudential Tax Managed Small Cap Fund, Inc., (the “Fund”) at October 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

New York, New York

December 22, 2003

42	Visit our website at www.jennisondryden.com

Supplemental Proxy Information

(Unaudited)

A meeting of the Fund’s shareholders was held on July 17, 2003. The meeting was held for the following purpose:

To approve the election of ten (10) directors to the Board of Directors, as follows:

•	David E.A. Carson
•	Robert E. La Blanc
•	Robert F. Gunia
•	Douglas H. McCorkindale
•	Stephen P. Munn*
•	Richard A. Redeker
•	Judy A. Rice
•	Robin B. Smith
•	Stephen Stoneburn
•	Clay T. Whitehead

The results of the proxy solicitation on the above matters were:

Matter	Votes For	Votes Against	Value Withheld	Abstentions
David E.A. Carson	6,212,478	—	56,912	—
Robert E. La Blanc	6,211,432	—	57,958	—
Robert F. Gunia	6,210,729	—	58,661	—
Douglas H. McCorkindale	6,214,095	—	55,295	—
Stephen P. Munn*	6,214,235	—	55,155	—
Richard A. Redeker	6,212,781	—	56,609	—
Judy A. Rice	6,211,291	—	58,099	—
Robin B. Smith	6,213,508	—	55,882	—
Stephen Stoneburn	6,214,208	—	55,182	—
Clay T. Whitehead	6,214,104	—	55,286	—

*	Mr. Munn resigned effective November 30, 2003.

Dryden Small-Cap Core Equity Fund, Inc.	43

Management of the Fund

(Unaudited)

Information pertaining to the Directors of the Fund is set forth below. Directors who are not deemed to be “interested persons” of the Fund, as defined in the 1940 Act are referred to as “Independent Directors.” Directors who are deemed to be “interested persons” of the Fund are referred to as “Interested Directors.” “Fund Complex”† consists of the Fund and any other investment companies managed by PI.

Independent Directors2

David E.A. Carson (69), Director since 20033 Oversees 99 portfolios in Fund complex

Principal occupations (last 5 years): Director (January 2000 to May 2000), Chairman (January 1999 to December 1999), Chairman and Chief Executive Officer (January 1998 to December 1998) and President, Chairman and Chief Executive Officer (1983-1997) of People’s Bank.

Other Directorships held:4 Director of United Illuminating and UIL Holdings (utility company), since 1993.

Robert E. La Blanc (69), Director since 20033 Oversees 119 portfolios in Fund complex

Principal occupations (last 5 years): President (since 1981) of Robert E. La Blanc Associates, Inc. (telecommunications); formerly General Partner at Salomon Brothers and Vice-Chairman of Continental Telecom; Trustee of Manhattan College.

Other Directorships held:4 Director of Storage Technology Corporation (since 1979) (technology), Chartered Semiconductor Manufacturing, Ltd. (since 1998); Titan Corporation (electronics) (since 1995), Computer Associates International, Inc. (since 2002) (software company); FiberNet Telecom Group, Inc. (since 2003) (telecom company); Director (since April 1999) of the High Yield Plus Fund, Inc.

Douglas H. McCorkindale (64), Director since 19973 Oversees 101 portfolios in Fund complex

Principal occupations (last 5 years): Chairman (since February 2001), Chief Executive Officer (since June 2000) and President (since September 1997) of Gannett Co. Inc. (publishing and media); formerly Vice Chairman (March 1984-May 2000) of Gannett Co., Inc.

Other Directorships held:4 Director of Gannett Co. Inc., Director of Continental Airlines, Inc. (since May 1993); Director of Lockheed Martin Corp. (aerospace and defense) (since May 2001); Director of The High Yield Plus Fund, Inc. (since 1996).

Richard A. Redeker (60), Director since 19973 Oversees 102 portfolios in Fund complex

Principal occupations (last 5 years): Management Consultant; formerly employee of Prudential Investments (October 1996-December 1998); Director of Invesmart, Inc. (since 2001) and Director of Penn Tank Lines, Inc. (since 1999).

Other Directorships held:4 None.

Robin B. Smith (64), Director since 19973 Oversees 109 portfolios in Fund complex

Principal occupations (last 5 years): Chairman of the Board (since January 2003) of Publishers Clearing House (direct marketing), formerly Chairman and Chief Executive Officer (August 1996-January 2003) of Publishers Clearing House.

Other Directorships held:4 Director of BellSouth Corporation (since 1992).

44	Visit our website at www.jennisondryden.com

Stephen Stoneburn (60), Director since 20033 Oversees 107 portfolios in Fund complex

Principal occupations (last 5 years): President and Chief Executive Officer (since June 1996) of Quadrant Media Corp. (a publishing company); formerly President (June 1995-June 1996) of Argus Integrated Media, Inc.; Senior Vice President and Managing Director (January 1993-1995) of Cowles Business Media and Senior Vice President of Fairchild Publications, Inc. (1975-1989).

Other Directorships held:4 None

Clay T. Whitehead (64), Director since 19973 Oversees 106 portfolios in Fund complex

Principal occupations (last 5 years): President (since 1983) of National Exchange Inc. (new business development firm).

Other Directorships held:4 Director (since 2000) of the High Yield Plus Fund, Inc.

Interested Directors1

Judy A. Rice (55), President since 2003 and Director since 20003 Oversees 109 portfolios in Fund complex

Principal occupations (last 5 years): President, Chief Executive Officer, Chief Operating Officer and

Officer-in-Charge (since 2003) of PI; Director, Officer-in-Charge, President, Chief Executive Officer and Chief Operating Officer (since May 2003) of American Skandia Advisory Services, Inc. and American Skandia Investment Services, Inc.; Director, Officer-in-Charge, President, Chief Executive Officer (since May 2003) of American Skandia Fund Services, Inc.; Vice President (since February 1999) of Prudential Investment Management Services LLC; President, Chief Executive Officer and Officer-in-Charge (since April 2003) of Prudential Mutual Fund Services LLC; formerly various positions to Senior Vice President (1992-1999) of Prudential Securities; and various positions to Managing Director (1975-1992) of Salomon Smith Barney; Member of Board of Governors of the Money Management Institute.

Other Directorships held:4 None

Robert F. Gunia (56), Vice President and Director since 19973 Oversees 189 portfolios in Fund complex

Principal occupations (last 5 years): Chief Administrative Officer (since June 1999) of PI; Executive Vice President and Treasurer (since January 1996) of PI; President (since April 1999) of Prudential Investment Management Services LLC (PIMS); Corporate Vice President (since September 1997) of The Prudential Insurance Company of America (Prudential); Director, Executive Vice President and Chief Administrative Officer (since May 2003) of American Skandia Investment Services, Inc., American Skandia Advisory Services, Inc. and American Skandia Fund Services, Inc.; President (since April 1999) of Prudential Investment Management Services LLC; Executive Vice President (since March 1999) and Treasurer (since May 2000) of Prudential Mutual Fund Services LLC; formerly Senior Vice President (March 1987-May 1999) of Prudential Securities.

Other Directorships held:4 Vice President and Director (since May 1989) and Treasurer (since 1999) of The Asia Pacific Fund, Inc.

Dryden Small-Cap Core Equity Fund, Inc.	45

Information pertaining to the Officers of the Fund is set forth below.

Officers2

Marguerite E.H. Morrison (47), Chief Legal Officer since 2003 and Assistant Secretary since 20023

Principal occupations (last 5 years): Vice President and Chief Legal Officer—Mutual Funds and Unit Investment Trust (since August 2000) of Prudential; Senior Vice President and Secretary (since April 2003) of PI; Senior Vice President and Secretary (since May 2003) of American Skandia Investment Services, Inc., American Skandia Advisory Services, Inc. and American Skandia Fund Services, Inc.; Vice President and Assistant Secretary of PIMS (since October 2001), previously Senior Vice President and Assistant Secretary (February 2001-April 2003) of PI, Vice President and Associate General Counsel (December 1996-February 2001) of PI.

Maryanne Ryan (39), Anti-Money Laundering Compliance Officer since 20023

Principal occupations (last 5 years): Vice President, Prudential (since November 1998), First Vice President, Prudential Securities (March 1997-May 1998); Anti-Money Laundering Compliance Officer (since 2003) of American Skandia Investment Services, Inc., American Skandia Advisory Services, Inc. and American Skandia Marketing, Inc.

Grace C. Torres (44), Treasurer and Principal Financial and Accounting Officer since 19983

Principal occupations (last 5 years): Senior Vice President (since January 2000) of PI, Senior Vice President and Assistant Treasurer (since May 2003) of American Skandia Investment Services, Inc. and American Skandia Advisory Services, Inc.; formerly First Vice President (December 1996-January 2000) of PI and First Vice President (March 1993-1999) of Prudential Securities.

[1]	“Interested” Director, as defined in the 1940 Act, by reason of employment with the Manager, (Prudential Investments LLC or PI), the Subadviser (Prudential Investment Management, Inc. or PIM) or the Distributor (Prudential Investment Management Services LLC or PIMS).

[2]	Unless otherwise noted, the address of the Directors and Officers is c/o: Prudential Investments LLC, Gateway Center Three, 100 Mulberry Street, Newark, NJ 07102.

[3]	There is no set term of office for Directors and Officers. The Independent Directors have adopted a retirement policy, which calls for the retirement of Directors on December 31 of the year in which they reach the age of 75. The table shows the individuals length of service as Director and/or Officer.

[4]	This includes only directorships of companies requested to register, or file reports with the SEC under the Securities and Exchange Act of 1934 (that is, “public companies”) or other investment companies registered under the 1940 Act.

†	The Fund Complex consists of all investment companies managed by PI. The Funds for which PI serves as manager include JennisonDryden Mutual Funds, Strategic Partners Funds, American Skandia Advisor Funds, Inc., The Prudential Variable Contract Accounts 2, 10, 11, The Target Portfolio Trust, The Prudential Series Fund, Inc., American Skandia Trust, and Prudential’s Gibraltar Fund.

Additional information about the Fund’s Directors is included in the Fund’s Statement of Additional Information which is available without charge, upon request, by calling (800) 521-7466 or (732) 482-7555 (Calling from outside the U.S.)

46	Visit our website at www.jennisondryden.com

Growth of a $10,000 Investment

Average Annual Total Returns (With Sales Charges) as of 10/31/03
	One Year	Five Years	Since Inception
Class A	28.52%	7.90%	3.15%

Class B	29.27	8.05	3.10

Class C	31.94	7.97	3.07

Class Z	35.62	9.30	4.29

Average Annual Total Returns (Without Sales Charges) as of 10/31/03
	One Year	Five Years	Since Inception
Class A	35.29%	9.01%	4.03%

Class B	34.27	8.19	3.24

Class C	34.27	8.19	3.24

Class Z	35.62	9.30	4.29

Past performance is not indicative of future results. Principal value and investment return will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Source: Prudential Investments LLC and Lipper Inc. Inception date: 11/10/97.

The graph compares a $10,000 investment in the Dryden Small-Cap Core Equity Fund, Inc. (Class A shares) with a similar investment in the S&P SmallCap 600 Index by portraying the initial account values at the commencement of operations of Class A shares (November 10, 1997) and the account values at the end of the current fiscal year (October 31, 2003) as measured on a quarterly basis. For purposes of the graph, and unless otherwise indicated, it has been assumed that (a) the maximum applicable front-end sales charge was deducted from the initial $10,000 investment in Class A shares; (b) all recurring fees (including management fees) were deducted; and (c) all dividends and distributions were reinvested. The line graph provides information for Class A shares only. As indicated in the tables provided earlier, performance for Class B, C, and Z shares will vary due to the differing charges and expenses applicable to each share class (as indicated in the following paragraphs).

Visit our website at www.jennisondryden.com

Without a distribution and service (12b-1) fee waiver of 0.05% for Class A shares through October 31, 2003, the returns shown in the graph and for Class A shares in the tables would have been lower.

The S&P SmallCap 600 Index is an unmanaged, capital-weighted index of 600 smaller-company U.S. common stocks that cover all industry sectors. It gives a broad look at how small-cap stock prices in the U.S. have performed. The S&P SmallCap 600 Index’s total returns include the reinvestment of all dividends, but do not include the effects of sales charges, operating expenses of a mutual fund, or taxes. These returns would be lower if they included the effects of sales charges, operating expenses, or taxes. The securities that comprise the S&P SmallCap 600 Index may differ substantially from the securities in the Fund. The S&P SmallCap 600 Index is not the only index that may be used to characterize performance of small-capitalization stock funds. Other indexes may portray different comparative performance. Investors cannot invest directly in an index.

The Fund charges a maximum front-end sales charge of 5% for Class A shares in most circumstances, and a 12b-1 fee of up to 0.30% annually. In some circumstances, Class A shares may not be subject to a front-end sales charge, but may be subject to a 1% contingent deferred sales charge (CDSC) for the first year. Class B shares are subject to a declining CDSC of 5%, 4%, 3%, 2%, 1%, and 1% respectively for the first six years after purchase and a 12b-1 fee of 1% annually. Approximately seven years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. Class C shares are subject to a front-end sales charge of 1%, a CDSC of 1% for shares redeemed within 18 months of purchase, and a 12b-1 fee of 1% annually. The returns in the graph and the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares.

Dryden Small-Cap Core Equity Fund, Inc.

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.jennisondryden.com

DIRECTORS
David E.A. Carson•Robert F. Gunia•Robert E. La Blanc•Douglas H. McCorkindale•Richard A. Redeker•Judy A. Rice•Robin B. Smith•Stephen D. Stoneburn•Clay T. Whitehead

OFFICERS
Judy A. Rice, President•Robert F. Gunia, Vice President•Grace C. Torres, Treasurer and Principal Financial and Accounting Officer•Marguerite E.H. Morrison, Chief Legal Officer and Assistant Secretary•Maryanne Ryan, Anti-Money Laundering Compliance Officer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT ADVISOR	Prudential Investment Management, Inc.	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 14th Floor 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	State Street Bank and Trust Company	One Heritage Drive North Quincy, MA 02171

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 8098 Philadelphia, PA 19101

INDEPENDENT AUDITORS	PricewaterhouseCoopers LLP	1177 Avenue of the Americas New York, NY 10036

FUND COUNSEL	Sullivan & Cromwell LLP	125 Broad Street New York, NY 10004-2498

Dryden Small-Cap Core Equity Fund, Inc.
Share Class	A	B	C	Z

Nasdaq	PQVAX	PQVBX	PQVCX	PSQZX
CUSIP	26249A103	26249A202	26249A301	26249A400

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

Dryden Small-Cap Core Equity Fund, Inc.
Share Class	A	B	C	Z
Nasdaq	PQVAX	PQVBX	PQVCX	PSQZX

CUSIP	26249A103	26249A202	26249A301	26249A400

MF176E IFS-AO86508

Item 2 – Code of Ethics – See Exhibit (a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics (the “Section 406 Standards for Investment Companies — Ethical Standards for Principal Executive and Financial Officers”) that applies to the registrant’s Principal Executive Officer and Principal Financial Officer; the registrant’s Principal Financial Officer also serves as the Principal Accounting Officer.

The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant at (973) 367-7525, and ask for a copy of the Section 406 Standards for Investment Companies – Ethical Standards for Principal Executive and Financial Officers.

Item 3 – Audit Committee Financial Expert –

Stephen Munn had been designated as the Fund’s Audit Committee Financial Expert, however, he resigned as a Director of the Fund effective November 30, 2003 and the Fund’s board is in the process of selecting a new designee.

Item 4 – Principal Accountant Fees and Services – Not required in this filing

Item 5 – Reserved

Item 6 – Reserved

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not required in this filing

Item 8 – Reserved

Item 9 – Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 10 – Exhibits

(a)	Code of Ethics – Attached hereto

(b)	Certifications pursuant to Sections 302 and 906 of the Sarbanes-Oxley Act – Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Dryden Tax-Managed Small-Cap Fund, Inc.

By (Signature and Title)*	/s/ Marguerite E. H. Morrison
Marguerite E. H. Morrison
Assistant Secretary

Date	December 22, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date	December 22, 2003

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date	December 22, 2003

*	Print the name and title of each signing officer under his or her signature.